Segmental analyses	12 Months Ended
Dec. 31, 2017
Reportable Segments [Abstract]
Segmental analyses

2 Segmental analyses

As the chief operating decision maker, the Management Board reviews external revenues and adjusted profit from operations to evaluate segment performance and allocate resources to the overall business. The results of Next Generation Products as a separate segment are currently not material to the Group and therefore it is not considered a reportable segment that requires separate disclosure under the requirements of IFRS 8 Operating segments. Interest income, interest expense and taxation are centrally managed and accordingly such items are not presented by segment as they are excluded from the measure of segment profitability.

The five geographic regions are the reportable segments for the Group as they form the focus of the Group’s internal reporting systems and are the basis used by the Management Board for assessing performance and allocating resources. The Management Board reviews current and prior year segmental revenue, adjusted profit from operations of subsidiaries and joint operations, and adjusted post-tax results of associates and joint ventures at constant rates of exchange. The constant rate comparison provided for reporting segment information is based on a retranslation, at prior year exchange rates, of the current year results of the Group, including intercompany royalties payable in foreign currency to UK entities. However, the Group does not adjust for the normal transactional gains and losses in operations which are generated by movements in exchange rates.

In respect of the United States region, all financial statements and financial information provided by or with respect to the US business or RAI (and/or the RAI Group) are prepared on the basis of U.S. GAAP and constitute the primary financial statements or financial information of the US business or RAI (and/or the RAI Group). Solely, for the purpose of consolidation within the results of BAT p.l.c. and the BAT Group, this financial information is then converted to International Financial Reporting Standards as issued by the IASB and adopted by the European Union (IFRS). To the extent any such financial information provided in these financial statements relate to the US business or RAI (and/or the RAI Group) it is provided as an explanation of the US business' or RAI’s (and/or the RAI Group’s) primary U.S. GAAP based financial statements and information.

The following table shows 2017 revenue and adjusted revenue at current rates, and 2017 adjusted revenue translated using 2016 rates of exchange. The 2016 figures are stated at the 2016 rates of exchange and are, therefore, unadjusted from those published for 2016.

					2017	2016

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Revenue £m

United States	4,006	205	4,211	–	4,211	–

Asia-Pacific	4,320	189	4,509	–	4,509	4,266

Americas	3,178	(53)	3,125	–	3,125	2,868

Western Europe	4,007	267	4,274	258	4,532	3,867

EEMEA	3,773	142	3,915	–	3,915	3,750

Revenue	19,284	750	20,034	258	20,292	14,751

Note: adjusting items in revenue are in respect of excise included in goods acquired from a third party under short term arrangements and then passed on to customers.  This is deemed as adjusting due to the distorting nature to revenue and operating margin.

The following table shows 2016 revenue at current rates, and 2016 revenue translated using 2015 rates of exchange. The 2015 figures are stated at the 2015 rates of exchange and are, therefore, unadjusted from those published for 2015.

	2016			2015

	Revenue Constant rates £m	Translation exchange £m	Revenue Current rates £m	Revenue £m

Asia-Pacific	3,770	496	4,266	3,773

Americas	3,014	(146)	2,868	2,720

Western Europe	3,471	396	3,867	3,203

EEMEA	3,753	(3)	3,750	3,408

Revenue	14,008	743	14,751	13,104

2 Segmental analyses continued

The following table shows 2017 profit from operations and adjusted profit from operations at current rates, and as translated using 2016 rates of exchange. The 2016 figures are stated at the 2016 rates of exchange and are, therefore, unadjusted from those published for 2016.

	2017					2016

	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m

United States	1,980	101	2,081	(763)	1,318	–	–	–

Asia-Pacific	1,674	81	1,755	(117)	1,638	1,630	(198)	1,432

Americas	1,288	(32)	1,256	(109)	1,147	1,172	(155)	1,017

Western Europe	1,458	104	1,562	(435)	1,127	1,389	(345)	1,044

EEMEA	1,265	74	1,339	(93)	1,246	1,289	(107)	1,182

	7,665	328	7,993	(1,517)	6,476	5,480	(805)	4,675

Fox River**				–	–		(20)	(20)

Profit from operations	7,665	328	7,993	(1,517)	6,476	5,480	(825)	4,655

Net finance costs	(833)	(56)	(889)	(205)	(1,094)	(529)	(108)	(637)

United States***	593	31	624	23,195	23,819	991	889	1,880

Asia-Pacific	352	30	382	29	411	331	11	342

Western Europe	4	–	4	(27)	(23)	3	–	3

EEMEA	2	–	2	–	2	2	–	2

Share of post-tax results of associates and joint ventures	951	61	1,012	23,197	24,209	1,327	900	2,227

Profit/(loss) before taxation	7,783	333	8,116	21,475	29,591	6,278	(33)	6,245

Taxation (charge)/credit on ordinary activities	(2,033)	(74)	(2,107)	10,220	8,113			(1,406)

Profit for the year					37,704			4,839

*

The adjustments to profit from operations, net finance (costs) / income and the Group's share of the post-tax results of associates and joint ventures are explained in notes 3(e) to 3(i), note 4(b), note 5(a) and note 6(d) to (e) respectively.

**

The Fox River charge in 2016 (see note 3(g) and note 28) has not been allocated to any segment as it neither relates to current operations nor the tobacco business. It is presented separately from the segmental reporting which is used to evaluate segment performance and to allocate resources, and is reported to the chief operating decision maker on this basis.

***	The prior year comparison has been restated to reclassify the share of post-tax results in RAI from the Americas region to the new United States region.

2 Segmental analyses continued

The following table shows 2016 profit from operations and adjusted profit from operations at current rates, and as translated using 2015 rates of exchange. The 2015 figures are stated at the 2015 rates of exchange and are, therefore, unadjusted from those published for 2015.

	2016					2015

	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m

Asia-Pacific	1,488	142	1,630	(198)	1,432	1,469	(108)	1,361

Americas	1,202	(30)	1,172	(155)	1,017	1,169	(87)	1,082

Western Europe	1,236	153	1,389	(345)	1,044	1,146	(156)	990

EEMEA	1,271	18	1,289	(107)	1,182	1,208	(81)	1,127

	5,197	283	5,480	(805)	4,675	4,992	(432)	4,560

Fox River**				(20)	(20)		–	–

Flintkote**				–	–		(3)	(3)

Profit from operations	5,197	283	5,480	(825)	4,655	4,992	(435)	4,557

Net finance (costs) / income	(494)	(35)	(529)	(108)	(637)	(427)	489	62

United States***	877	114	991	889	1,880	652	277	929

Asia-Pacific	307	24	331	11	342	286	16	302

Americas***	–	–	–	–	–	4	–	4

Western Europe	4	(1)	3	–	3	–	–	–

EEMEA	2	–	2	–	2	1	–	1

Share of post-tax results of associates and joint ventures	1,190	137	1,327	900	2,227	943	293	1,236

Profit/(loss) before taxation	5,893	385	6,278	(33)	6,245	5,508	347	5,855

Taxation on ordinary activities					(1,406)			(1,333)

Profit for the year					4,839			4,522

*

The adjustments to profit from operations, net finance (costs) / income and the Group's share of the post-tax results of associates and joint ventures are explained in notes 3(e) to 3(i), note 4(b), note 5(a) and note 6(d) to (e) respectively.

**

The Fox River charge in 2016 and 2015 (see note 3(g) and note 28) and the Flintkote charge in 2015 (see note 3(i) and note 28) have not been allocated to any segment as they neither relate to current operations nor the tobacco business. They are presented separately from the segmental reporting which is used to evaluate segment performance and to allocate resources, and is reported to the chief operating decision maker on this basis.

***	The prior year comparison has been restated to reclassify the share of post-tax results in RAI from the Americas region to the new United States region.

2 Segmental analyses continued

Adjusted profit from operations at constant rates of £7,665 million (2016: £5,197 million; 2015: £5,620 million) excludes certain depreciation, amortisation and impairment charges as explained in notes 3(e) and 3(f). These are excluded from segmental profit from operations at constant rates as follows:

	2017					2016

	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m

United States	57	2	59	120	179

Asia-Pacific	101	3	104	22	126	105	51	156

Americas	60	3	63	39	102	86	44	130

Western Europe	105	5	110	263	373	109	103	212

EEMEA	95	3	98	24	122	95	14	109

	418	16	434	468	902	395	212	607

	2016					2015

	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m

Asia-Pacific	96	9	105	51	156	95	33	128

Americas	83	3	86	44	130	84	9	93

Western Europe	100	9	109	103	212	75	39	114

EEMEA	96	(1)	95	14	109	83	10	93

	375	20	395	212	607	337	91	428

2 Segmental analyses continued

External revenue and non-current assets other than financial instruments, deferred tax assets and retirement benefit assets are analysed between the UK and all foreign countries at current rates of exchange as follows:

	United Kingdom			All foreign countries			Group

Revenue is based on location of sale	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m

External revenue	211	272	190	20,081	14,479	12,914	20,292	14,751	13,104

	United Kingdom		All foreign countries		Group

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

Intangible assets	514	551	117,271	11,566	117,785	12,117

Property, plant and equipment	406	371	4,476	3,290	4,882	3,661

Investments in associates and joint ventures	–	–	1,577	9,507	1,577	9,507

In 2017, the consolidated results of RAI companies operating in the United States met the criteria for separate disclosure under the requirements of IFRS 8 Operating Segments.  Revenue (since the date of acquisition) and non-current assets for the operations in the United States in 2017 amounted to £4,211 million and £107,139 million, respectively.

The main acquisitions comprising the goodwill balance of £44,147 million (2016: £11,023 million; 2015: £9,324 million), included in intangible assets, are provided in note 9.  Due to the purchase of the remaining shares in RAI, investments in associates and joint ventures have decreased.  In 2016, the investment in RAI was £8,051 million and in 2015 it was £5,749 million. Included in investments in associates and joint ventures are amounts of £1,527 million (2016: £1,394 million; 2015: £1,136  million) attributable to the investment in ITC Ltd. Further information is provided in note 5 and note 11.

Regional structure change applicable from 1 January 2018

Due to the acquisition of RAI, a new organisational structure has been announced applicable from 1 January 2018. RAI will be reported as a separate region (United States). The markets which currently comprise EEMEA will be merged into Americas, Western Europe and Asia-Pacific to form three new regions. The markets in the Middle East will merge with Asia-Pacific to form the new Asia-Pacific and Middle East region (APME). The markets in East and Central Africa, West Africa and Southern Africa will merge with the Americas region to form the new Americas and Sub-Saharan Africa region (AmSSA). The markets in Russia, Ukraine, Caucasus, Central Asia, Belarus, Turkey and North Africa will merge with the Western Europe region to form the new Europe and North Africa region (ENA).

1	BAT Annual Report and Form 20-F 2017